Prepayments, Deposit and Other Receivables	3 Months Ended
Mar. 31, 2022
Prepayments Deposit and Other Receivables [Abstract]
PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

NOTE 9 – PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

Prepayments, deposits and other receivables consist of the following:

	As of March 31,	As of December 31,
	2022	2021

Deposit	$401,151	$400,801
Other receivables	-	-
Prepayments	205,476	403,210
	$606,627	$804,011